Inventories - Disclosure of Inventories (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Finished goods	€ 186	€ 165
Work in progress	346	347
Raw materials	137	112
Stores and supplies	75	67
Inventories write down	(31)	(31)
Total Inventories	€ 713	€ 660